The Payden & Rygel Investment Group
333 South Grand Avenue
Los Angeles, California 90071
Telephone (213) 625-1900
March 25, 2011
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group
Rule 497(e) Filing
          File Nos. 811-6625, 33-46973 CIK No. 0000885709
Ladies and Gentlemen:
          Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), The Payden & Rygel Investment Group (the “Group”), hereby files electronically exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Group’s Prospectus, dated February 28, 2011, with respect to the seventeen Funds listed below, as filed under Rule 497(e) on March 1, 2011. The seventeen Funds are: Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Short Bond Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Corporate Bond Fund, Payden High Income Fund, Payden Tax Exempt Bond Fund, Payden California Municipal Income Fund, Payden Global Short Bond Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Value Leaders Fund, Payden U.S. Growth Leaders Fund, Payden Global Equity Fund, and Metzler/Payden European Emerging Markets Fund.
          The purpose of this filing is to submit the Rule 497(e) filing made on March 1, 2011 in XBRL for the seventeen Funds.
If you have any questions concerning the foregoing, please telephone me at the number set forth above.
Very truly yours,
The Payden & Rygel Investment Group
/s/Edward S. Garlock
Edward S. Garlock Secretary